Trade and Other Receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables		€ 1,029	€ 1,777
Amounts owed to related parties (1)	[1]	801
Lease liability - current		389
Payroll taxes		149
Other		509
Trade and other payables		€ 2,877	€ 1,777

[1]	This amount relates to a balance owing to an affiliate, MagP (Note 22). This amount was settled in full during the first quarter of 2022.